Earnings Per Share - Schedule of Basic and Diluted EPS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Earnings Per Share [Abstract]
Profit / (loss) attributable to ordinary equity holders of the parent	$ 4,438,910	$ (48,328,195)
Weighted average number of ordinary shares	89,587,853	88,035,353
Basic earnings / (loss) per share	$ 0.05	$ (0.55)
Diluted earnings / (loss) per share	$ 0.05	$ (0.55)